Financial Instruments - Summary of Fair Value Adjustment (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Fair value adjustments	£ 51	£ 37
Bid-Offer and Trade Specific Adjustments
Disclosure of financial assets [line items]
Fair value adjustments	(17)	(12)
Uncertainty
Disclosure of financial assets [line items]
Fair value adjustments	48	37
Credit Risk Adjustment
Disclosure of financial assets [line items]
Fair value adjustments	9	6
Funding Fair Value Adjustment
Disclosure of financial assets [line items]
Fair value adjustments	9	6
Risk Related Adjustments
Disclosure of financial assets [line items]
Fair value adjustments	49	37
Model-Related
Disclosure of financial assets [line items]
Fair value adjustments	1	0
Day One profit
Disclosure of financial assets [line items]
Fair value adjustments	£ 1	£ 0